Cash generated by operating activities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash generated by operating activities
Cash flow from operations	R 46,638	R 46,236	R 52,973
(Increase)/decrease in working capital	(3,761)	(2,167)	1,700
Cash generated by operating activities	R 42,877	R 44,069	R 54,673